UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile I Portfolios

Annual Report

December 31, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Conservative Profile I Portfolio

In 2008 the Maxim Conservative Profile I Portfolio posted a -13.77% return. This return was obtained in a year where almost all equity markets suffered substantial losses. For the full year, international stocks as measured by the MSCI EAFE Index lost 43.06% of its value while domestic stocks as measured by the Wilshire 5000 Index dropped 37.23%. With respect to bonds, the Barclay’s Capital Aggregate Bond Index (formally known as the Lehman Brothers Aggregate Bond Index) rose 5.24%, while the shorter term Barclay’s Capital 1-3 Year Credit Index (formally known as the Lehman Brothers 1-3 Year Credit Index) returned .30%. With that as a backdrop, the Portfolio underperformed its composite benchmark by 2.84% net of fees. Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim MFS International Growth Portfolio and the Putnam Equity Income Fund A. On the bond/fixed income side, exposure to the Maxim U.S. Government Securities Portfolio and the Guaranteed Portfolio Fund were positive contributors to performance. More than offsetting these positive returns relative to benchmarks was exposure to both the Maxim High Yield Bond Portfolio and the Putnam High Yield Advantage Fund A. Both of these funds, as their names imply, invest in the high yield asset class, which historically have been very positive contributors to performance but were among the hardest hit asset classes in the credit crisis that developed in the second half of 2008. Also hurting performance relative to benchmarks was exposure to the Maxim Bernstein International Equity Portfolio and the Maxim Janus Large Cap Growth Portfolio.

					BARCLAY'S
	MAXIM			BARCLAY'S	CAPITAL
	CONSERVATIVE		WILSHIRE	CAPITAL	1-3 YEAR	MSCI
	PROFILE	COMPOSITE	5000	AGGREGATE	CREDIT	EAFE
	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE

	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
1999	10,486.00	10,666.04	12,356.00	9,918.00	10,397.40	12,729.83
2000	11,100.48	11,187.81	11,010.43	11,071.46	11,208.81	10,957.49
2001	11,423.50	11,558.43	9,802.59	12,005.89	12,261.21	8,633.41
2002	11,344.68	11,779.49	7,757.77	13,237.70	13,113.36	7,281.42
2003	12,630.03	13,134.57	10,212.33	13,780.45	13,725.76	10,133.18
2004	13,504.03	13,942.73	11,486.82	14,378.38	13,974.19	12,230.55
2005	14,071.20	14,453.56	12,219.68	14,727.63	14,238.31	13,944.66
2006	15,165.94	15,584.84	14,146.73	15,365.34	14,901.81	17,690.20
2007	16,009.17	16,648.27	14,941.77	16,436.30	15,919.60	19,747.57
2008	13,804.70	14,828.33	9,378.95	17,297.56	15,968.00	11,244.27

Maxim Conservative Profile I Portfolio

Total Return –

One Year:	-13.77%
Five Years:	1.80%
Ten Years:	3.28%

Portfolio Inception:	9/9/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Conservative Profile I Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Barclay’s Capital Aggregate Bond Index, the Barclay’s Capital 1-3 Year Credit Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Conservative Profile I Portfolio

In 2008 the Maxim Moderately Conservative Profile I Portfolio posted a -18.11% return. This return was obtained in a year where almost all equity markets suffered substantial losses. For the full year, international stocks as measured by the MSCI EAFE Index lost 43.06% of its value while domestic stocks as measured by the Wilshire 5000 Index dropped 37.23%. With respect to bonds, the Barclay’s Capital Aggregate Bond Index (formally known as the Lehman Brothers Aggregate Bond Index) rose 5.24%, while the shorter term Barclay’s Capital 1-3 Year Credit Index (formally known as the Lehman Brothers 1-3 Year Credit Index) returned .30%. With that as a backdrop, the Portfolio underperformed its composite benchmark by .39% net of fees. Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim MFS International Growth Portfolio and the Putnam Equity Income Fund A. On the bond/fixed income side, exposure to the Maxim U.S. Government Securities Portfolio and the Guaranteed Portfolio Fund were positive contributors to performance. More than offsetting these positive returns relative to benchmarks was exposure to both the Maxim High Yield Bond Portfolio and the Putnam High Yield Advantage Fund A. Both of these funds, as their names imply, invest in the high yield asset class, which historically have been very positive contributors to performance but were among the hardest hit asset classes in the credit crisis that developed in the second half of 2008. Also hurting performance relative to benchmarks was exposure to the Maxim Bernstein International Equity Portfolio and the Maxim Janus Large Cap Growth Portfolio.

BARCLAY'S
MAXIM			BARCLAY'S	CAPITAL
MODERATELY	MSCI	WILSHIRE	CAPITAL	1-3 YEAR

	CONSERVATIVE	COMPOSITE	EAFE	5000	AGGREGATE	CREDIT
	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE

	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
1999	10,834.00	11,143.08	12,729.83	12,356.00	9,918.00	10,397.40
2000	10,821.00	11,195.14	10,957.49	11,010.43	11,071.46	11,208.81
2001	10,749.58	11,006.15	8,633.41	9,802.59	12,005.89	12,261.21
2002	10,178.78	10,625.29	7,281.42	7,757.77	13,237.70	13,113.36
2003	11,857.26	12,506.73	10,133.18	10,212.33	13,780.45	13,725.76
2004	13,002.67	13,614.30	12,230.55	11,486.82	14,378.38	13,974.19
2005	13,775.03	14,331.96	13,944.66	12,219.68	14,727.63	14,238.31
2006	15,138.76	15,935.85	17,690.20	14,146.73	15,365.34	14,901.81
2007	16,109.15	17,039.97	19,747.57	14,941.77	16,436.30	15,919.60
2008	13,191.78	14,020.11	11,244.27	9,378.95	17,297.56	15,968.00

Maxim Moderately Conservative Profile I Portfolio

Total Return –

One Year:	-18.11%
Five Year:	2.15%
Ten Years:	2.81%

Portfolio Inception:	9/9/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Conservative Profile I Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Barclay’s Capital Aggregate Bond Index, the Barclay’s Capital 1-3 Year Credit Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderate Profile I Portfolio

In 2008 the Maxim Moderate Profile I Portfolio posted a -23.29% return. This return was obtained in a year where almost all equity markets suffered substantial losses. For the full year, international stocks as measured by the MSCI EAFE Index lost 43.06% of its value while domestic stocks as measured by the Wilshire 5000 Index dropped 37.23%. With respect to bonds, the Barclay’s Capital Aggregate Bond Index (formally known as the Lehman Brothers Aggregate Bond Index) rose 5.24%, while the shorter term Barclay’s Capital 1-3 Year Credit Index (formally known as the Lehman Brothers 1-3 Year Credit Index) returned .30%. With that as a backdrop, the Portfolio underperformed its composite benchmark by .23% net of fees. Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim MFS International Growth Portfolio and the Putnam Equity Income Fund A. On the bond/fixed income side, exposure to the Maxim U.S. Government Securities Portfolio and the Guaranteed Portfolio Fund were positive contributors to performance. More than offsetting these positive returns relative to benchmarks was exposure to both the Maxim High Yield Bond Portfolio and the Putnam High Yield Advantage Fund A. Both of these funds, as their names imply, invest in the high yield asset class, which historically have been very positive contributors to performance but were among the hardest hit asset classes in the credit crisis that developed in the second half of 2008. Also hurting performance relative to benchmarks was exposure to the Maxim Bernstein International Equity Portfolio and the Maxim Janus Large Cap Growth Portfolio.

						BARCLAY'S
	MAXIM				BARCLAY'S	CAPITAL
	MODERATE		MSCI	WILSHIRE	CAPITAL	1-3 YEAR
	PROFILE	COMPOSITE	EAFE	5000	AGGREGATE	CREDIT
	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE

	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
1999	11,643.00	11,508.78	12,729.83	12,356.00	9,918.00	10,397.40
2000	11,482.33	11,173.79	10,957.49	11,010.43	11,071.46	11,208.81
2001	11,167.71	10,659.83	8,633.41	9,802.59	12,005.89	12,261.21
2002	10,216.22	9,793.35	7,281.42	7,757.77	13,237.70	13,113.36
2003	12,278.88	11,932.04	10,133.18	10,212.33	13,780.45	13,725.76
2004	13,671.30	13,134.43	12,230.55	11,486.82	14,378.38	13,974.19
2005	14,531.23	13,904.63	13,944.66	12,219.68	14,727.63	14,238.31
2006	16,272.07	15,699.30	17,690.20	14,146.73	15,365.34	14,901.81
2007	17,432.27	16,804.61	19,747.57	14,941.77	16,436.30	15,919.60
2008	13,372.29	12,852.96	11,244.27	9,378.95	17,297.56	15,968.00

Maxim Moderate Profile I Portfolio

Total Return –

One Year:	-23.29%
Five Years:	1.72%
Ten Years:	2.95%

Portfolio Inception:	9/9/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderate Profile I Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Barclay’s Capital Aggregate Bond Index, the Barclay’s Capital 1-3 Year Credit Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Aggressive Profile I Portfolio

In 2008 the Maxim Moderately Aggressive Profile I Portfolio posted a -30.24% return. This return was obtained in a year where almost all equity markets suffered substantial losses. For the full year, international stocks as measured by the MSCI EAFE Index lost 43.06% of its value while domestic stocks as measured by the Wilshire 5000 Index dropped 37.23%. With respect to bonds, the Barclay’s Capital Aggregate Bond Index (formally known as the Lehman Brothers Aggregate Bond Index) rose 5.24%, while the shorter term Barclay’s Capital 1-3 Year Credit Index (formally known as the Lehman Brothers 1-3 Year Credit Index) returned .30%. With that as a backdrop, the Portfolio underperformed its composite benchmark by 1.11% net of fees. Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim MFS International Growth Portfolio and the Putnam Equity Income Fund A. On the bond/fixed income side, exposure to the Maxim U.S. Government Securities Portfolio and the Guaranteed Portfolio Fund were positive contributors to performance. More than offsetting these positive returns relative to benchmarks was exposure to both the Maxim High Yield Bond Portfolio and the Putnam High Yield Advantage Fund A. Both of these funds, as their names imply, invest in the high yield asset class, which historically have been very positive contributors to performance but were among the hardest hit asset classes in the credit crisis that developed in the second half of 2008. Also hurting performance relative to benchmarks was exposure to the Maxim Bernstein International Equity Portfolio and the Maxim Janus Large Cap Growth Portfolio.

MAXIM
MODERATELY				BARCLAY'S
AGGRESSIVE		MSCI	WILSHIRE	CAPITAL
PROFILE	COMPOSITE	EAFE	5000	AGGREGATE
BALANCE	BALANCE	BALANCE	BALANCE	BALANCE

	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
1999	10,834.00	11,143.08	12,729.83	12,356.00	9,918.00
2000	10,821.00	11,195.14	10,957.49	11,010.43	11,071.46
2001	10,749.58	11,006.15	8,633.41	9,802.59	12,005.89
2002	10,178.78	10,625.29	7,281.42	7,757.77	13,237.70
2003	11,857.26	12,506.73	10,133.18	10,212.33	13,780.45
2004	13,002.67	13,614.30	12,230.55	11,486.82	14,378.38
2005	13,775.03	14,331.96	13,944.66	12,219.68	14,727.63
2006	15,138.76	15,935.85	17,690.20	14,146.73	15,365.34
2007	16,109.15	17,039.97	19,747.57	14,941.77	16,436.30
2008	13,191.78	14,020.11	11,244.27	9,378.95	17,297.56

Maxim Moderately Aggressive Profile I Portfolio

Total Return –

One Year:	-30.24%
Five Years:	0.77%
Ten Years:	2.35%

Portfolio Inception:	9/9/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Aggressive Profile I Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Barclay’s Capital Aggregate Bond Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Aggressive Profile I Portfolio

In 2008 the Maxim Conservative Profile I Portfolio posted a -40.04% return. This return was obtained in a year where almost all equity markets suffered substantial losses. For the full year, international stocks as measured by the MSCI EAFE Index lost 43.06% of its value while domestic stocks as measured by the Wilshire 5000 Index dropped 37.23%. With that as a backdrop, the Portfolio underperformed its composite benchmark by 1.35% net of fees. Performance relative to the benchmarks was aided by exposure to the Maxim MFS International Growth Portfolio and the Putnam Equity

Income Fund A. More than offsetting these positive returns relative to benchmarks was exposure to the Maxim Bernstein International Equity Portfolio and the Maxim Janus Large Cap Growth Portfolio.

	MAXIM		MSCI	WILSHIRE
	AGGRESSIVE PROFILE	COMPOSITE	EAFE	5000
	BALANCE	BALANCE	BALANCE	BALANCE

	10,000.00	10,000.00	10,000.00	10,000.00
1999	12,183.00	12,468.15	12,729.83	12,356.00
2000	11,352.12	10,996.93	10,957.49	11,010.43
2001	10,699.37	9,452.74	8,633.41	9,802.59
2002	8,814.14	7,628.36	7,281.42	7,757.77
2003	11,508.63	10,214.19	10,133.18	10,212.33
2004	13,452.43	11,740.74	12,230.55	11,486.82
2005	14,633.56	12,758.72	13,944.66	12,219.68
2006	16,907.61	15,195.25	17,690.20	14,146.73
2007	18,111.43	16,277.53	19,747.57	14,941.77
2008	10,859.62	9,980.16	11,244.27	9,378.95

Maxim Aggressive Profile I Portfolio

Total Return –

One Year:	-40.04%
Five Years:	-1.16%
Ten Years:	0.83%

Portfolio Inception:	9/9/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Aggressive Profile I Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I, and Maxim Moderately Conservative Profile I Portfolios of the Maxim Series Fund, Inc. (each a “Portfolio,” collectively the “Fund”) as of December 31, 2008, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I, and Maxim Moderately Conservative Profile I Portfolios of the Maxim Series Fund, Inc. (each a “Portfolio,” collectively the “Fund”) as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the financial statements include investments valued at $10,013,423 (21% of net assets) for Maxim Conservative Profile I, $31,350,494 (13% of net assets) for Maxim Moderate Profile I, $9,054,708 (4% of net assets) for Maxim Moderately Aggressive Profile I, and $11,744,009 (20% of net assets) for Maxim Moderately Conservative Profile I, whose values have been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 26, 2009

MAXIM SERIES FUND, INC.

Maxim Aggressive Profile I, Maxim Conservative Profile I,
Maxim Moderate Profile I, Maxim Moderately Aggressive Profile
I and Maxim Moderately Conservative Profile I Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	MAXIM AGGRESSIVE PROFILE I PORTFOLIO	MAXIM CONSERVATIVE PROFILE I PORTFOLIO	MAXIM MODERATE PROFILE I PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

ASSETS:
Investments in securities, market value (1)	$84,905,454	$48,158,881	$240,366,564	$214,138,399	$58,250,890
Dividends and interest receivable	1,515	248	2,316	3,008	288

Total assets	84,906,969	48,159,129	240,368,880	214,141,407	58,251,178

LIABILITIES:
Due to investment adviser	2,793	1,621	8,010	7,098	1,947

NET ASSETS	$84,904,176	$48,157,508	$240,360,870	$214,134,309	$58,249,231

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,348,843	$588,729	$3,128,241	$2,999,126	$744,043
Additional paid-in capital	141,388,615	57,551,086	319,666,887	313,462,299	74,136,491
Net unrealized depreciation on investments	(53,783,786)	(9,270,515)	(81,906,097)	(99,504,682)	(15,074,298)
Undistributed net investment income	44,993	59,102	160,668	178,256	51,776
Accumulated net realized loss on investments	(4,094,489)	(770,894)	(688,829)	(3,000,690)	(1,608,781)

NET ASSETS	$84,904,176	$48,157,508	$240,360,870	$214,134,309	$58,249,231

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$6.29	$8.18	$7.68	$7.14	$7.83

SHARES OF CAPITAL STOCK:
Authorized	150,000,000	150,000,000	150,000,000	130,000,000	150,000,000
Outstanding	13,488,426	5,887,290	31,282,411	29,991,256	7,440,432

(1) Cost of investments in securities:	$138,689,240	$57,429,396	$322,272,661	$313,643,081	$73,325,188

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	MAXIM AGGRESSIVE PROFILE I PORTFOLIO	MAXIM CONSERVATIVE PROFILE I PORTFOLIO	MAXIM MODERATE PROFILE I PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

INVESTMENT INCOME:
Income distributions received	$1,193,019	$2,155,643	$8,154,215	$7,206,225	$2,217,731

EXPENSES:
Management fees	287,221	125,938	707,541	661,098	166,940

NET INVESTMENT INCOME	905,798	2,029,705	7,446,674	6,545,127	2,050,791

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(6,107,416)	(930,873)	(4,433,507)	(7,288,975)	(2,038,251)
Capital gain distributions received	4,200,253	906,479	8,356,250	8,373,804	1,576,124
Change in net unrealized depreciation on investments	(54,357,155)	(9,320,687)	(84,926,400)	(99,698,543)	(14,932,925)

Net realized and unrealized loss on investments	(56,264,318)	(9,345,081)	(81,003,657)	(98,613,714)	(15,395,052)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(55,358,520)	$(7,315,376)	$(73,556,983)	$(92,068,587)	$(13,344,261)

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	MAXIM AGGRESSIVE PROFILE I PORTFOLIO		MAXIM CONSERVATIVE PROFILE I PORTFOLIO		MAXIM MODERATE PROFILE I PORTFOLIO

	2008	2007	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$905,798	$1,545,217	$2,029,705	$1,468,102	$7,446,674	$6,689,983
Net realized gain (loss) on investments	(6,107,416)	3,592,494	(930,873)	734,413	(4,433,507)	4,742,248
Capital gain distributions received	4,200,253	9,698,060	906,479	1,051,835	8,356,250	14,079,983
Change in net unrealized appreciation (depreciation) on investments	(54,357,155)	(6,158,088)	(9,320,687)	(772,904)	(84,926,400)	(5,526,759)

Net increase (decrease) in net assets resulting from operations	(55,358,520)	8,677,683	(7,315,376)	2,481,446	(73,556,983)	19,985,455

DISTRIBUTIONS:
From net investment income	(896,396)	(1,509,626)	(1,987,801)	(1,450,904)	(7,436,590)	(6,539,399)
From net realized gains	(9,273,150)	(12,671,916)	(1,156,439)	(1,917,805)	(14,943,730)	(19,437,747)

Total distributions	(10,169,546)	(14,181,542)	(3,144,240)	(3,368,709)	(22,380,320)	(25,977,146)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	28,519,390	36,481,510	16,278,481	13,532,864	56,303,507	71,660,652
Reinvestment of distributions	10,169,546	14,181,542	3,144,240	3,368,709	22,380,320	25,977,146
Redemptions of shares	(22,972,024)	(27,409,271)	(10,217,420)	(9,737,145)	(50,455,330)	(55,035,485)

Net increase in net assets resulting from share transactions	15,716,912	23,253,781	9,205,301	7,164,428	28,228,497	42,602,313

Total increase (decrease) in net assets	(49,811,154)	17,749,922	(1,254,315)	6,277,165	(67,708,806)	36,610,622

NET ASSETS:
Beginning of period	134,715,330	116,965,408	49,411,823	43,134,658	308,069,676	271,459,054

End of period (1)	$84,904,176	$134,715,330	$48,157,508	$49,411,823	$240,360,870	$308,069,676

OTHER INFORMATION:

SHARES:
Sold	3,086,436	2,935,449	1,747,826	1,294,920	5,768,437	6,288,485
Issued in reinvestment of distributions	1,148,952	1,227,640	356,684	331,169	2,517,933	2,381,037
Redeemed	(2,483,134)	(2,182,241)	(1,103,347)	(929,301)	(5,320,718)	(4,809,022)

Net increase	1,752,254	1,980,848	1,001,163	696,788	2,965,652	3,860,500

(1) Including undistributed net investment income	$44,993	$35,591	$59,102	$17,198	$160,668	$150,584

See notes to financial statements.

						(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO		MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$6,545,127	$6,260,681	$2,050,791	$1,678,325
Net realized gain (loss) on investments	(7,288,975)	6,359,973	(2,038,251)	1,225,906
Capital gain distributions received	8,373,804	15,422,821	1,576,124	2,457,299
Change in net unrealized appreciation (depreciation) on investments	(99,698,543)	(8,582,103)	(14,932,925)	(1,470,859)

Net increase (decrease) in net assets resulting from operations	(92,068,587)	19,461,372	(13,344,261)	3,890,671

DISTRIBUTIONS:
From net investment income	(6,501,307)	(6,126,245)	(2,032,378)	(1,644,962)
From net realized gains	(14,721,223)	(22,034,634)	(2,458,058)	(3,843,081)

Total distributions	(21,222,530)	(28,160,879)	(4,490,436)	(5,488,043)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	55,621,610	68,514,424	19,068,386	21,647,654
Reinvestment of distributions	21,222,530	28,160,879	4,490,436	5,488,043
Redemptions of shares	(47,235,227)	(48,409,887)	(16,222,638)	(15,202,396)

Net increase in net assets resulting from share transactions	29,608,913	48,265,416	7,336,184	11,933,301

Total increase (decrease) in net assets	(83,682,204)	39,565,909	(10,498,513)	10,335,929

NET ASSETS:
Beginning of period	297,816,513	258,250,604	68,747,744	58,411,815

End of period (1)	$214,134,309	$297,816,513	$58,249,231	$68,747,744

OTHER INFORMATION:

SHARES:
Sold	5,795,833	5,794,335	2,027,881	2,011,339
Issued in reinvestment of distributions	2,409,633	2,516,516	512,001	532,205
Redeemed	(4,971,419)	(4,074,467)	(1,808,400)	(1,413,133)

Net increase	3,234,047	4,236,384	731,482	1,130,411

(1) Including undistributed net investment income	$178,256	$134,436	$51,776	$33,363

See notes to financial statements.

			(Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$11.48	$11.99	$11.77	$11.65	$10.11

Income from Investment Operations

Net investment income	0.07	0.13	0.25	0.13	0.16
Capital gain distributions received	0.31	0.83	0.98	0.80	0.31

Total distributions received	0.38	0.96	1.23	0.93	0.47

Net realized and unrealized gain (loss) on investments	(4.74)	(0.14)	0.52	0.10	1.23

Total Income (Loss) From Investment Operations	(4.36)	0.82	1.75	1.03	1.70

Less Distributions

From net investment income	(0.07)	(0.13)	(0.25)	(0.13)	(0.16)
From net realized gains	(0.76)	(1.20)	(1.28)	(0.78)

Total Distributions	(0.83)	(1.33)	(1.53)	(0.91)	(0.16)

Net Asset Value, End of Period	$6.29	$11.48	$11.99	$11.77	$11.65

Total Return ±	(40.04%)	7.12%	15.54%	8.78%	16.89%

Net Assets, End of Period ($000)	$84,904	$134,715	$116,965	$88,192	$82,079

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	0.79%	1.18%	2.25%	1.08%	1.67%

Portfolio Turnover Rate	54.34%	11.10%	13.65%	28.45%	25.48%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$10.11	$10.30	$10.20	$10.34	$9.96

Income from Investment Operations

Net investment income	0.37	0.31	0.32	0.34	0.30
Capital gain distributions received	0.15	0.22	0.28	0.20	0.04

Total distributions received	0.52	0.53	0.60	0.54	0.34

Net realized and unrealized gain (loss) on investments	(1.88)	0.01	0.20	(0.11)	0.34

Total Income (Loss) From Investment Operations	(1.36)	0.54	0.80	0.43	0.68

Less Distributions

From net investment income	(0.36)	(0.31)	(0.33)	(0.34)	(0.30)
From net realized gains	(0.21)	(0.42)	(0.37)	(0.23)

Total Distributions	(0.57)	(0.73)	(0.70)	(0.57)	(0.30)

Net Asset Value, End of Period	$8.18	$10.11	$10.30	$10.20	$10.34

Total Return ±	(13.77%)	5.56%	7.99%	4.20%	6.92%

Net Assets, End of Period ($000)	$48,158	$49,412	$43,135	$37,776	$37,766

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	4.03%	3.10%	3.18%	3.12%	3.03%

Portfolio Turnover Rate	44.10%	21.14%	17.92%	45.14%	33.95%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$10.88	$11.10	$10.94	$10.98	$10.08

Income from Investment Operations

Net investment income	0.25	0.25	0.30	0.24	0.24
Capital gain distributions received	0.27	0.50	0.62	0.49	0.16

Total distributions received	0.52	0.75	0.92	0.73	0.40

Net realized and unrealized gain (loss) on investments	(2.96)	0.02	0.35	(0.04)	0.74

Total Income (Loss) From Investment Operations	(2.44)	0.77	1.27	0.69	1.14

Less Distributions

From net investment income	(0.25)	(0.24)	(0.30)	(0.24)	(0.24)
From net realized gains	(0.51)	(0.75)	(0.81)	(0.49)

Total Distributions	(0.76)	(0.99)	(1.11)	(0.73)	(0.24)

Net Asset Value, End of Period	$7.68	$10.88	$11.10	$10.94	$10.98

Total Return ±	(23.29%)	7.13%	11.98%	6.29%	11.34%

Net Assets, End of Period ($000)	$240,361	$308,070	$271,459	$220,912	$200,257

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	2.63%	2.27%	2.76%	2.05%	2.63%

Portfolio Turnover Rate	47.88%	14.43%	13.40%	36.53%	21.59%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$11.13	$11.47	$11.46	$11.44	$10.29

Income from Investment Operations

Net investment income	0.23	0.25	0.34	0.23	0.22
Capital gain distributions received	0.28	0.58	0.74	0.65	0.18

Total distributions received	0.51	0.83	1.08	0.88	0.40

Net realized and unrealized gain (loss) on investments	(3.74)	(0.03)	0.44	(0.01)	0.97

Total Income (Loss) From Investment Operations	(3.23)	0.80	1.52	0.87	1.37

Less Distributions

From net investment income	(0.23)	(0.24)	(0.34)	(0.23)	(0.22)
From net realized gains	(0.53)	(0.90)	(1.17)	(0.62)

Total Distributions	(0.76)	(1.14)	(1.51)	(0.85)	(0.22)

Net Asset Value, End of Period	$7.14	$11.13	$11.47	$11.46	$11.44

Total Return ±	(30.24%)	7.25%	13.79%	7.65%	13.38%

Net Assets, End of Period ($000)	$214,134	$297,817	$258,251	$199,388	$186,620

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	2.48%	2.20%	3.03%	2.02%	2.00%

Portfolio Turnover Rate	52.09%	19.00%	16.86%	36.90%	30.33%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$10.25	$10.47	$10.44	$10.60	$9.91

Income from Investment Operations

Net investment income	0.29	0.26	0.28	0.26	0.26
Capital gain distributions received	0.21	0.37	0.48	0.36	0.12

Total distributions received	0.50	0.63	0.76	0.62	0.38

Net realized and unrealized gain (loss) on investments	(2.30)	0.03	0.24	0.00	0.57

Total Income (Loss) From Investment Operations	(1.80)	0.66	1.00	0.62	0.95

Less Distributions

From net investment income	(0.28)	(0.26)	(0.28)	(0.26)	(0.26)
From net realized gains	(0.34)	(0.62)	(0.69)	(0.52)

Total Distributions	(0.62)	(0.88)	(0.97)	(0.78)	(0.26)

Net Asset Value, End of Period	$7.83	$10.25	$10.47	$10.44	$10.60

Total Return ±	(18.11%)	6.41%	9.90%	5.94%	9.66%

Net Assets, End of Period ($000)	$58,249	$68,748	$58,412	$48,826	$47,169

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	3.07%	2.57%	2.70%	2.29%	2.69%

Portfolio Turnover Rate	48.48%	20.09%	16.27%	56.53%	31.05%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

On January 1, 2008, the Portfolios adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2008, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2		Level 3	Total

Aggressive Profile I Portfolio	$84,905,454	$		$—	$84,905,454
Conservative Profile I Portfolio	38,145,458		—	10,013,423	48,158,881
Moderate Profile I Portfolio	209,016,070		—	31,350,494	240,366,564
Moderately Aggressive Profile I Portfolio	205,083,691		—	9,054,708	214,138,399
Moderately Conservative Profile I Portfolio	46,506,881		—	11,744,009	58,250,890

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2008:

Description	Maxim Conservative Profile I Portfolio	Maxim Moderate Profile I Portfolio	Maxim Moderately Aggressive Profile I Portfolio	Maxim Moderately Conservative Profile I Portfolio

Beginning Balance, January 1, 2008	$11,027,625	45,663,478	14,687,456	15,353,446
Total realized and unrealized gains (or losses)	275,047	899,984	313,737	347,957
Purchases, sales and corporate actions	(1,289,249)	(15,212,968)	(5,946,485)	(3,957,394)
Transfers into (out of) Level 3

Ending Balance, December 31, 2009	$10,013,423	31,350,494	9,054,708	11,744,009

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the Contract is accrued daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. Accordingly, no provision for federal income or excise taxes has been made. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Furthermore, in September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, the Portfolios are evaluating the impact, if any, of FAS 161 on financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A. The contract has a stable principal value and pays a fixed rate of interest. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). Each of the Portfolios may also invest in various funds offered by Putnam Funds which is an affiliate of MCM & GWL&A.

As of December 31, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $180,900 for the year ended December 31, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the year ended December 31, 2008, in which the issuer was an affiliate of a Portfolio, is included on the following pages.

Affiliate	Shares Held	Market Value 12/31/2007	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2008

Aggressive Profile I Portfolio

Maxim Ariel MidCap Value Portfolio	0	$26,415,607	$1,353,570	$28,317,899	$(1,711,840)	$0	$0
Maxim MFS® International Growth Portfolio	915,181	11,095,491	2,519,051	2,475,228	(778,773)	136,431	7,092,653
Maxim MidCap Value Portfolio	1,389,620	0	14,366,988	845,471	(129,032)	77,661	8,740,709
Maxim Small-Cap Growth Portfolio	360,037	6,807,917	973,810	821,695	88,181	0	4,104,421
Maxim Small-Cap Value Portfolio	936,575	0	10,684,011	1,491,969	(136,302)	49,157	6,612,223

Affiliate	Shares Held	Market Value 12/31/2007	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2008

Conservative Profile I Portfolio

Maxim High Yield Bond Portfolio	623,126	$7,403,346	$2,486,400	$5,038,925	$(424,887)	$535,212	$3,464,580
Maxim Short Duration Bond Portfolio	351,647	3,651,551	1,103,283	1,342,948	(87,470)	161,043	3,347,682

Affiliate	Shares Held	Market Value 12/31/2007	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2008

Moderate Profile I Portfolio

Maxim Ariel MidCap Value Portfolio	0	$30,316,190	$2,029,252	$32,913,047	$(1,895,181)	$0	$0
Maxim Bernstein International Equity Portfolio	2,314,608	15,318,385	9,233,671	2,211,454	(515,466)	360,165	13,008,095
Maxim Federated Bond Portfolio	1,726,325	22,957,340	3,589,438	9,449,369	(380,624)	1,097,264	16,469,145
Maxim Global Bond Portfolio	1,340,550	14,897,661	4,665,045	6,289,346	104,288	2,670,958	10,751,208
Maxim High Yield Bond Portfolio	975,402	15,321,339	2,125,303	9,560,804	(954,077)	950,968	5,423,233
Maxim Invesco ADR Portfolio	1,349,837	15,351,430	6,818,182	1,649,752	(234,769)	421,266	12,850,446
Maxim Janus Large Cap Growth Portfolio	3,119,231	32,639,792	13,332,491	4,631,603	1,431,310	9,240	23,862,119
Maxim Loomis Sayles Small-Cap Value Portfolio	992,117	15,319,531	3,965,842	1,873,942	(309,805)	31,779	12,897,518
Maxim MFS® International Growth Portfolio	1,677,953	15,286,877	5,718,194	1,926,534	(346,176)	250,533	13,004,140
Maxim MidCap Value Portfolio	2,123,444	0	19,214,458	800,996	(192,170)	115,595	13,356,463
Maxim Small-Cap Value Portfolio	1,908,059	0	18,655,852	1,628,162	(148,277)	97,618	13,470,894
Maxim U.S. Government Securities Portfolio	1,343,338	22,968,534	3,465,484	10,558,490	(47,759)	944,887	16,160,361

Affiliate	Shares Held	Market Value 12/31/2007	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2008

Moderately Aggressive Profile I Portfolio

Maxim Ariel MidCap Value Portfolio	0	$43,907,170	$2,522,286	$48,681,847	$(4,180,646)	$0	$0
Maxim Bernstein International Equity Portfolio	2,340,460	17,275,816	8,826,852	2,346,525	(479,798)	364,144	13,153,385
Maxim Federated Bond Portfolio	997,059	14,777,875	2,499,842	7,362,092	(259,296)	678,193	9,511,941
Maxim Global Bond Portfolio	1,161,565	14,384,701	4,463,303	7,327,251	108,923	2,338,400	9,315,751
Maxim High Yield Bond Portfolio	845,240	14,793,858	1,932,846	9,856,445	(1,054,193)	873,565	4,699,534
Maxim Invesco ADR Portfolio	1,362,787	17,283,280	6,190,261	1,715,910	(140,849)	425,259	12,973,728
Maxim Janus Large Cap Growth Portfolio	2,701,540	31,516,326	10,450,653	4,670,932	1,417,103	8,691	20,666,784
Maxim MFS® International Growth Portfolio	1,694,043	17,210,627	4,983,083	2,120,121	(360,014)	252,913	13,128,832
Maxim MidCap Value Portfolio	2,757,394	0	25,910,618	979,609	(210,708)	151,438	17,344,008
Maxim Small-Cap Growth Portfolio	951,977	15,087,918	3,426,155	1,839,380	(170,932)	0	10,852,543
Maxim Small-Cap Value Portfolio	1,238,917	0	12,717,798	1,245,850	(84,948)	63,934	8,746,757

3.	PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales

Aggressive Profile I Portfolio	$73,769,981	$63,084,203
Conservative Profile I Portfolio	31,303,420	22,286,525
Moderate Profile I Portfolio	158,180,184	136,383,126
Moderately Aggressive Profile I Portfolio	162,361,545	138,927,686
Moderately Conservative Profile I Portfolio	38,960,829	32,455,470

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2008 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation

Aggressive Profile I Portfolio	$144,415,134	$0	$(59,509,680)	$(59,509,680)
Conservative Profile I Portfolio	59,199,970	640,528	(11,681,617)	(11,041,089)
Moderate Profile I Portfolio	329,987,080	2,205,194	(91,825,710)	(89,620,516)
Moderately Aggressive Profile I Portfolio	322,228,088	522,378	(108,612,067)	(108,089,689)
Moderately Conservative Profile I Portfolio	76,508,515	699,862	(18,957,487)	(18,257,625)

5.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2008 and 2007 were as follows:

Aggressive Profile I Portfolio	2008	2007

Distributions paid from:
Ordinary income	$896,396	$1,509,626
Long-term capital gain	9,273,150	12,671,916

	$10,169,546	$14,181,542

Conservative Profile I Portfolio	2008	2007

Distributions paid from:
Ordinary income	$1,990,541	$1,450,904
Long-term capital gain	1,153,699	1,917,805

	$3,144,240	$3,368,709

Moderate Profile I Portfolio	2008	2007

Distributions paid from:
Ordinary income	$7,436,590	$6,539,399
Long-term capital gain	14,943,730	19,437,747

	$22,380,320	$25,977,146

Moderately Aggressive Profile I Portfolio	2008	2007

Distributions paid from:
Ordinary income	$6,501,307	$6,126,245
Long-term capital gain	14,721,223	22,034,634

	$21,222,530	$28,160,879

Moderately Conservative Profile I Portfolio	2008	2007

Distributions paid from:
Ordinary income	$2,032,378	$1,644,962
Long-term capital gain	2,458,058	3,843,081

	$4,490,436	$5,488,043

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Aggressive Profile I Portfolio
Undistributed ordinary income	$44,992
Undistributed capital gains	1,631,406

Net accumulated earnings	1,676,398

Net unrealized depreciation on investments	(59,509,680)
Capital loss carryforwards	0
Post-October losses	0

Total accumulated loss on investments	$(57,833,282)

Conservative Profile I Portfolio
Undistributed ordinary income	$59,102
Undistributed capital gains	999,680

Net accumulated earnings	1,058,782

Net unrealized depreciation on investments	(11,041,089)
Capital loss carryforwards	0
Post-October losses	0

Total accumulated loss on investments	$(9,982,307)

Moderate Profile I Portfolio
Undistributed ordinary income	$160,668
Undistributed capital gains	7,025,590

Net accumulated earnings	7,186,258

Net unrealized depreciation on investments	(89,620,516)
Capital loss carryforwards	0
Post-October losses	0

Total accumulated loss on investments	$(82,434,258)

Moderately Aggressive Profile I Portfolio
Undistributed ordinary income	$178,258
Undistributed capital gains	5,584,315

Net accumulated earnings	5,762,573

Net unrealized depreciation on investments	(108,089,689)
Capital loss carryforwards	0
Post-October losses	0

Total accumulated loss on investments	$(102,327,116)

Moderately Conservative Profile I Portfolio
Undistributed ordinary income	$51,778
Undistributed capital gains	1,574,544

Net accumulated earnings	1,626,322

Net unrealized depreciation on investments	(18,257,625)
Capital loss carryforwards	0
Post-October losses	0

Total accumulated loss on investments	$(16,631,303)

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

6.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2008, the following are the percentages that qualify for the dividend received deduction available to the Portfolios’ corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received Deduction

Aggressive Profile I Portfolio	61%
Conservative Profile I Portfolio	16%
Moderate Profile I Portfolio	17%
Moderately Aggressive Profile I Portfolio	23%
Moderately Conservative Profile I Portfolio	16%

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares		Value ($)

1,263,501	Maxim Bernstein International Equity Portfolio	$7,100,877
736,278	Maxim Invesco ADR Portfolio	7,009,364
1,022,005	Maxim Janus Large Cap Growth Portfolio	7,818,337
487,275	Maxim Loomis Sayles Small-Cap Value Portfolio	6,334,573
915,181	Maxim MFS® International Growth Portfolio	7,092,653
1,389,620	Maxim MidCap Value Portfolio	8,740,709
360,037	Maxim Small-Cap Growth Portfolio	4,104,421
936,575	Maxim Small-Cap Value Portfolio	6,612,223
596,376	Maxim T. Rowe Price Equity/Income Portfolio	6,285,806
835,200	Maxim T. Rowe Price MidCap Growth Portfolio	8,619,264
575,069	Putnam Equity Income Fund	6,268,250
1,242,197	Putnam Mid Cap Value Fund	8,918,977

Total Aggressive Profile I Portfolio (Cost of Investments $138,689,240)		$84,905,454

(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares			Value ($)

8,879,994	*	Great-West Life & Annuity Contract	$10,013,423
164,600		Maxim Bernstein International Equity Portfolio	925,053
490,168		Maxim Federated Bond Portfolio	4,676,200
285,515		Maxim Global Bond Portfolio	2,289,827
623,126		Maxim High Yield Bond Portfolio	3,464,580
95,994		Maxim Invesco ADR Portfolio	913,867
498,143		Maxim Janus Large Cap Growth Portfolio	3,810,794
105,614		Maxim Loomis Sayles Small-Cap Value Portfolio	1,372,986
118,613		Maxim MFS® International Growth Portfolio	919,250
226,044		Maxim MidCap Value Portfolio	1,421,818
351,647		Maxim Short Duration Bond Portfolio	3,347,682
203,130		Maxim Small-Cap Value Portfolio	1,434,100
193,971		Maxim T. Rowe Price Equity/Income Portfolio	2,044,458
381,411		Maxim U.S. Government Securities Portfolio	4,588,376
186,990		Putnam Equity Income Fund	2,038,195
826,673		Putnam High Yield Advantage Fund	3,447,227
202,095		Putnam Mid Cap Value Fund	1,451,045

Total Conservative Profile I Portfolio (Cost of Investments $57,429,396)			$48,158,881

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares			Value ($)

27,801,895	*	Great-West Life & Annuity Contract	$31,350,494
2,314,608		Maxim Bernstein International Equity Portfolio	13,008,095
1,726,325		Maxim Federated Bond Portfolio	16,469,145
1,340,550		Maxim Global Bond Portfolio	10,751,208
975,402		Maxim High Yield Bond Portfolio	5,423,233
1,349,837		Maxim Invesco ADR Portfolio	12,850,446
3,119,231		Maxim Janus Large Cap Growth Portfolio	23,862,119
992,117		Maxim Loomis Sayles Small-Cap Value Portfolio	12,897,518
1,677,953		Maxim MFS® International Growth Portfolio	13,004,140
2,123,444		Maxim MidCap Value Portfolio	13,356,463
1,908,059		Maxim Small-Cap Value Portfolio	13,470,894
1,214,798		Maxim T. Rowe Price Equity/Income Portfolio	12,803,973
1,275,910		Maxim T. Rowe Price MidCap Growth Portfolio	13,167,395
1,343,338		Maxim U.S. Government Securities Portfolio	16,160,361
1,171,085		Putnam Equity Income Fund	12,764,832
1,293,962		Putnam High Yield Advantage Fund	5,395,822
1,898,388		Putnam Mid Cap Value Fund	13,630,426

Total Moderate Profile I Portfolio (Cost of Investments $322,272,661)			$240,366,564

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares			Value ($)

8,029,795	*	Great-West Life & Annuity Contract	$9,054,708
2,340,460		Maxim Bernstein International Equity Portfolio	13,153,385
997,059		Maxim Federated Bond Portfolio	9,511,941
1,161,565		Maxim Global Bond Portfolio	9,315,751
845,240		Maxim High Yield Bond Portfolio	4,699,534
1,362,787		Maxim Invesco ADR Portfolio	12,973,728
2,701,540		Maxim Janus Large Cap Growth Portfolio	20,666,784
644,294		Maxim Loomis Sayles Small-Cap Value Portfolio	8,375,816
1,694,043		Maxim MFS® International Growth Portfolio	13,128,832
2,757,394		Maxim MidCap Value Portfolio	17,344,008
951,977		Maxim Small-Cap Growth Portfolio	10,852,543
1,238,917		Maxim Small-Cap Value Portfolio	8,746,757
1,577,594		Maxim T. Rowe Price Equity/Income Portfolio	16,627,845
1,104,659		Maxim T. Rowe Price MidCap Growth Portfolio	11,400,084
775,883		Maxim U.S. Government Securities Portfolio	9,333,871
1,520,918		Putnam Equity Income Fund	16,578,003
1,121,304		Putnam High Yield Advantage Fund	4,675,836
2,465,038		Putnam Mid Cap Value Fund	17,698,973

Total Moderately Aggressive Profile I Portfolio (Cost of Investments $313,643,081)			$214,138,399

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares			Value ($)

10,414,690	*	Great-West Life & Annuity Contract	$11,744,009
385,977		Maxim Bernstein International Equity Portfolio	2,169,191
431,069		Maxim Federated Bond Portfolio	4,112,401
334,725		Maxim Global Bond Portfolio	2,684,492
487,182		Maxim High Yield Bond Portfolio	2,708,734
224,450		Maxim Invesco ADR Portfolio	2,136,759
584,120		Maxim Janus Large Cap Growth Portfolio	4,468,519
247,689		Maxim Loomis Sayles Small-Cap Value Portfolio	3,219,953
279,015		Maxim MFS® International Growth Portfolio	2,162,364
265,041		Maxim MidCap Value Portfolio	1,667,108
137,467		Maxim Short Duration Bond Portfolio	1,308,683
476,287		Maxim Small-Cap Value Portfolio	3,362,585
227,446		Maxim T. Rowe Price Equity/Income Portfolio	2,397,278
318,515		Maxim T. Rowe Price MidCap Growth Portfolio	3,287,070
335,448		Maxim U.S. Government Securities Portfolio	4,035,435
219,277		Putnam Equity Income Fund	2,390,120
646,282		Putnam High Yield Advantage Fund	2,694,995
236,935		Putnam Mid Cap Value Fund	1,701,194

Total Moderately Conservative Profile I Portfolio (Cost of Investments $73,325,188)			$58,250,890

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

(Concluded)

Summary of Investments by Asset Class

Maxim Conservative Profile I Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$2,758,170	5.73%
Small-Cap Equity	2,807,086	5.83%
MidCap Equity	2,872,863	5.97%
Large-Cap Equity	7,893,447	16.39%
Bond	18,466,210	38.34%
Short-Term Bond	13,361,105	27.74%
	$48,158,881	100.00%

Maxim Moderately Conservative Profile I Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$6,468,314	11.10%
Small-Cap Equity	6,582,538	11.30%
MidCap Equity	6,655,372	11.43%
Large-Cap Equity	9,255,917	15.89%
Bond	16,236,057	27.87%
Short-Term Bond	13,052,692	22.41%
	$58,250,890	100.00%

Maxim Moderate Profile I Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$38,862,681	16.17%
Small-Cap Equity	26,368,412	10.97%
MidCap Equity	40,154,284	16.71%
Large-Cap Equity	49,430,924	20.56%
Bond	54,199,769	22.55%
Short-Term Bond	31,350,494	13.04%
	$240,366,564	100.00%

Maxim Moderately Aggressive Profile I Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$39,255,945	18.33%
Small-Cap Equity	27,975,116	13.06%
MidCap Equity	46,443,065	21.69%
Large-Cap Equity	53,872,632	25.16%
Bond	37,536,933	17.53%
Short-Term Bond	9,054,708	4.23%
	$214,138,399	100.00%

Maxim Aggressive Profile I Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$21,202,894	24.97%
Small-Cap Equity	17,051,217	20.08%
MidCap Equity	26,278,950	30.96%
Large-Cap Equity	20,372,393	23.99%
	$84,905,454	100.00%

SHAREHOLDER EXPENSE EXAMPLES
Maxim Conservative Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 883.31	$ 1.18

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,023.88	$ 1.27

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Conservative Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 852.07	$ 1.16

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,023.88	$ 1.27

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderate Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 810.07	$ 1.14

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,023.88	$ 1.27

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Aggressive Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 751.23	$ 1.10

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,023.88	$ 1.27

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Aggressive Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 666.79	$ 1.05

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,023.88	$ 1.27

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT DIRECTORS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Gail Klapper (65)	Director	December 14, 2007 to present	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	33	Director, Centennial Bank Holdings, LLC
Richard P. Koeppe (77)	Director	April 30, 1987 to present	Retired Educator	33
Sanford Zisman (69)	Director	March 19, 1982 to present	Attorney, Firm of Zisman,& Ingraham, P.C.	33
INTERESTED DIRECTORS AND OFFICERS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Mitchell T.G. Graye (53)	Director, Chairman and President	June 1, 2000 to present (as Director) and June 19, 2008 to present (as Chairman and President)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and The Crown Life Insurance Company; Executive Vice President and Chief Financial Officer, GWL&A Financial Inc.; President, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II, and GWL Properties, Inc.	33	Director, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

Charles P. Nelson (48)	Director	September 22, 2008 to present	President, Great-West Retirement Services, a unit of Great-West Life & Annuity Insurance Company; Senior Vice President, Retirement Services, First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC, National Plan Coordinators of Delaware, Inc., and GW Investor Services, LLC; Chairman, President and Chief Executive Officer, BenefitsCorp, Inc., and GWFS Equities, Inc.; Director, GW Capital Management, LLC.	33
Mary C. Maiers (41)	Treasurer	December 4, 2008 to present

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company; Assistant Vice President, Investment Operations, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Treasurer, GW Capital Management, LLC.

Beverly A. Byrne (53)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, GWL&A Financial Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Chief Legal Officer, Financial Services and Securities Compliance, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Vice President, Counsel and Associate Secretary, U.S. Operations, Crown Life Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, and GWFS Equities, Inc.; Secretary and Compliance Officer, BenefitsCorp, Inc., EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and GW Investor Services, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Secretary, GW Capital Management, LLC, and Orchard Capital Management, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.

* A Director who is not an “interested person” of the Fund (as defined in the 1940 Act) is referred to as an “Independent Director.” An “Interested Director” refers to a Director or officer who is an “interested person” of the Fund by virtue of their affiliation with either the Fund or MCM.

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$60,300	0	0	$60,300
S. Zisman	$64,000	0	0	$64,000
G. Klapper	$56,600	0	0	$56,600

** As of December 31, 2008, there were 33 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $296,425 for fiscal year 2007 and $315,080 for fiscal year 2008.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2007 and $37,500 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $128,905 for fiscal year 2007 and $138,345 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services;

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity

_________________________

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2007 equaled $640,700, and for fiscal year 2008 equaled $3,004,438.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Certification as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer

Date:	February 26, 2009